Line of Credit (Narrative) (Details) - USD ($)	3 Months Ended
	Jun. 30, 2024	Jan. 25, 2025	Jul. 25, 2024	Jul. 01, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Maximum credit limit under line of credit	$ 8,000,000				$ 8,000,000
Line of credit basis of interest rate	The Line of Credit bears interest at the bank's US Base Rate (June 30, 2024 - 9.0%, March 31, 2024 - 9.0%) plus a margin of 2.0%.
Personal guarantees provided by company directors	$ 5,020,000
Description of current ratio limit under line of credit	1.2:1
Line of credit subject to margin requirement	$ 5,000,000
Line of credit, drawn balance	$ 7,676,178				$ 7,463,206
Lender [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,000,000	$ 7,400,000	$ 7,400,000
Loan amount reductions per month			$ 200,000	$ 200,000
Lender [Member] | Bottom of range [member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate		2.00%
Lender [Member] | Top of range [member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate		2.25%